[LOGO]

[THE HARTFORD]

May 1, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

Re:                               Hartford Life Insurance Company Separate Account Ten (“Registrant”)

File No. 033-73566  PHCM Series V

File No. 033-17207  PHCM Series I - IV

Hartford Life and Annuity Insurance Company Separate Account Ten (“Registrant”)

File No. 033-73572  PHCM Series V

File No. 033-60702  PHCM Series III - IV

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                                   The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                   The text of the Registrant’s most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on April 23, 2012.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-5910.

Very truly yours,

/s/ Sharon Tomko

Sharon Tomko
Senior Legal Specialist